FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2011, the Company has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	899,080	2013-2018	0.92% to 5.04%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to interest rate swap agreements on the consolidated statements of operations is as follows:

	Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments location	2011	2010	2009	2011	2010	2009
Interest rate swaps Other financial items, net	—	—	—	$(632)	$(427)	$(552)

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

	Amount of gain/(loss) recognized in OCI on derivative (effective portion)
Derivatives designated as hedging instruments	2011	2010	2009
Interest rate swaps	1,024	(8,578)	11,615

Summary of foreign currency contracts
As of December 31, 2011, the Company has entered into the following foreign currency forward contracts as summarized below:

	Notional amount
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	Average forward rate USD foreign currency
Currency rate swaps:
British Pounds	60,462	111,128	2032	1.5803
Norwegian Kroner	26,000	4,211	2012	0.1619
Singapore Dollar	15,800	12,134	2012	0.7674

Fair value hierarchy of derivative and non-derivative financial instruments

	Fair value	2011	2011	2010	2010
(in thousands of $)	Hierachy(1)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	66,913	66,913	164,717	164,717
Restricted cash and short-term investments	Level 1	213,282	213,282	207,856	207,856
Long-term unlisted investments - (1)	Level 3	7,347	N/a	7,347	N/a
Long-term debt – fixed (1)		—	—	10,000	10,000
Long-term debt – floating (1)		771,549	771,549	787,078	787,078
Obligations under capital leases(1)		405,843	405,843	411,875	411,875
Derivatives:
Commodity contracts asset	Level 2	—	—	111	111
Interest rate swaps liability (2)	Level 2	59,084	59,084	50,051	50,051
Foreign currency swaps liability	Level 2	27,622	27,622	26,205	26,205

(1)	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.

(2)
The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2011 and 2010, was $25.9 million (with a notional value of $436.3 million) and $24 million (with a notional value of $284.3 million), respectively. The expected maturity of these interest rate agreements is from April 2012 to March 2018.